PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expenses And Other Current Assets Net
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,	December 31,
	2024	2023
	US$	US$
Prepaid expenses	40	12,285
Loan receivables from non-related parties (i)	2,000,000	2,200,000
Other receivables from non-related parties (ii)	3,053,784	3,000,000
Total prepaid expenses and other current assets	$5,053,824	$5,212,285

(i)	On December 12, 2023, considering the potential business cooperation prospects with Honor Star Ventures Limited in Hong Kong, our holding company MFH Cayman agreed to provide a loan of $2 million to Honor Star Ventures Limited, with a loan term of one year and an annual interest rate of 5%. On December 14, 2024, MFH Cayman signed a supplementary agreement to the original loan agreement with Honor Star, agreeing to extend the maturity date of the original loan agreement by 12 months. As of December 31, 2024, MFH Cayman had received a total of $100,000 in interest payments from Honor Star as stipulated in the original loan agreement.

On July 12, 2023, our US subsidiary MFH Tech provided Fresh First Inc. (“Fresh First”) with a loan of $200,000, a short term of one month, and a fixed interest of $1,000, to supplement the funds needed for its daily operation. On August 11, 2023, MFH Tech entered into a Loan Extension Agreement with Fresh First, as which the maturity date of the original agreement is extended by an additional one year, such that the new maturity date shall be August 11, 2024. As of December 31, 2023, the balance of this loan was $200,000, excluding the interest that should be charged. As of December 31, 2024, the loan had been transferred to Sanhe Inc., so the balance of this loan was nil.

On September 3, 2024, MFH Tech and Sanhe Inc (the “Buyer”) entered into a Loan Sale and Assignment Agreement (the “Agreement”). According to the Agreement, MFH Tech transferred 100% of its rights, title, and interest in and to the loan due from Fresh First Inc. to the Buyer, with a total consideration equal to the full principal amount of the Loan, which was $200,000.

(ii)

According to the loan agreement signed by our US subsidiary MFH Tech and Huangtong on January 18, 2024, and the two supplementary agreements signed on April 5, 2024 and April 30, 2024, MFH Tech borrowed 196,000 Filecoins (actually received) from Huangtong. These Filecoins are also utilized to meet the pledge requirements for expanding MFH Tech’s Filecoin mining nodes. The loan also carries an annual interest rate of 5%. Furthermore, MFH Tech has provided a mortgage deposit of $1,500,000 as collateral for the loans, which was paid to Huangtong in July 2024.

On September 1, 2024, our holding company MFH Cayman entered into a Server Procurement Project Contract with Jming International Trade Company Limited (“Jming”), to purchase a batch of Inspur AI servers for the development of AI related new business, for a US$2 million total price consideration. As of December 31, 2024, MFH Cayman had paid US$1 million to the seller. On March 20, 2025, MFH Cayman entered into a Termination Agreement for Server Procurement Project Contract with Jming, stipulating that Jming shall return the $1 million advance payment to MFH Cayman within 60 days following the execution of the contract.

On September 3, 2024, MFH Tech and Sanhe Inc (the “Buyer”) entered into a Loan Sale and Assignment Agreement, as which MFH Tech transferred 100% of its rights, title, and interest in and to the loan due from Fresh First Inc. to the Buyer, with a total consideration equal to the full principal amount of the Loan, which was $200,000. MFH Tech had received cash of $100,000 from the Buyer in September 2024, and the remained $100,000 should be paid to MFH Tech from the Buyer by June 30, 2025.

On March 10, 2025, MFH Tech and Yum Sooy Trade Limited (the “Buyer”) entered into a Share Purchase Agreement (“SPA”), as which MFH Tech transferred all the 16,000 Class A shares of Fresh First to the Buyer, with a total consideration of $160,000. As the SPA, $80,000 should be paid to MFH Tech from the Buyer by June 30, 2025, and the remained $80,000 should be paid to MFH Tech from the Buyer by December 31, 2025. In the Company’s consolidated financial statements as of December 31, 2024, we have adjusted the equity investment to other current asset items.

MERCURITY FINTECH HOLDING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(In U.S. dollars, except for number of shares and per share (or ADS) data)

At the end of 2024, we began collaborating with HDP Capital Management Limited for joint mining of Filecoins. HDP will provided 95% of the Filecoins needed for staking, while our US subsidiary MFH Tech will provide 5% of the Filecoins needed for staking. For operational convenience, MFH Tech transferred 70000 Filecoins to the Binance account belonging to Wentao Wang, who will act on behalf of MFH Tech to transfer the corresponding Filecoins to new node accounts as staking as needed. As of December 31, 2024, Wentao Wang holds 59900 Filecoins from MFH Tech, which are valued at $287,640 based on the lowest trading price on the Coinbase platform as of December 31, 2024. MFH Tech has recognized the 59900 Filecoins as other receivables due from Wentao Wang of $287,640.

As of December 31, 2024, MFH Tech has recognized other receivables of $6,144, primarily from a prepaid amount that should be returned.

On January 10, 2023, our holding company MFH Cayman entered into an asset purchase agreement (the “Original Contract”) with Jinhe Capital Limited (“Jinhe”), providing for the purchase of 5,000 Antminer S19 PRO Bitcoin mining machines, for an aggregate consideration of $9 million. On May 31, 2023, MFH Cayman and Jinhe entered into an amendment to the S19 Pro Purchase Agreement, pursuant to which the parties have agreed to reduce the purchase order to no more than 2,000 Bitcoin miners for a total amount of no more than $3.6 million. As of December 31, 2023, MFH Cayman has paid the seller $3 million US dollars. On March 10, 2024, MFH Cayman and Jinhe entered into a Cancellation Agreement, which cancelled and terminated the Original Contract and the amendment in its entirety. As of April 22, 2024, the prepayment of $3 million US dollars from MFH Cayman to Jinhe had not been refunded to MFH Cayman. As of December 31, 2024, MFH Cayman had received all of the $3 million.